SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.2%

Communication Services – 2.9%
Diversified Telecommunication Services - 0.4%
IDT Corporation Cl. B [1]	11,900	$405,671
Radius Global Infrastructure Cl. A [1]	121,892	1,740,618
		2,146,289
Entertainment - 1.2%
Chicken Soup for the Soul Entertainment Cl. A [1]	210,930	1,685,331
Cinedigm Cl. A [1]	200,000	162,720
Gaia Cl. A [1,2,3]	100,000	492,000
IMAX Corporation [1]	222,600	4,213,818
Motorsport Games Cl. A [1]	12,003	15,844
		6,569,713
Interactive Media & Services - 0.6%
Eventbrite Cl. A [1]	62,800	927,556
QuinStreet [1]	200,900	2,330,440
		3,257,996
Media - 0.7%
comScore [1]	297,195	864,837
Magnite [1]	206,900	2,733,149
		3,597,986
Total		15,571,984

Consumer Discretionary – 9.0%
Auto Components - 1.5%
Motorcar Parts of America [1]	54,800	977,084
Patrick Industries	17,250	1,040,175
Sebang Global Battery [4]	50,500	2,836,360
Standard Motor Products [3]	47,460	2,047,424
Stoneridge [1,3]	57,600	1,195,776
XPEL [1]	1,500	78,915
		8,175,734
Distributors - 0.2%
Uni-Select [1]	40,000	975,883
Diversified Consumer Services - 1.0%
Aspen Group [1]	141,520	229,262
Park Lawn	50,000	1,383,034
Universal Technical Institute [1]	445,000	3,938,250
		5,550,546
Hotels, Restaurants & Leisure - 1.9%
Century Casinos [1]	335,500	4,009,225
Dine Brands Global	5,050	393,648
GAN [1]	44,700	215,454
Inspired Entertainment [1]	50,000	615,000
Lindblad Expeditions Holdings [1]	320,968	4,840,197
		10,073,524
Household Durables - 1.2%
Cavco Industries [1,3]	8,600	2,071,310
Legacy Housing [1]	144,900	3,109,554
Lifetime Brands [3]	119,294	1,531,735
		6,712,599
Internet & Direct Marketing Retail - 0.1%
CarParts.com [1]	50,000	335,000
Leisure Products - 0.7%
Clarus Corporation	140,603	3,202,936
MasterCraft Boat Holdings [1]	14,800	364,228
		3,567,164
Specialty Retail - 2.3%
ARKO	72,400	658,840
AutoCanada [1]	330,000	9,563,573
Barnes & Noble Education [1]	80,000	286,400
Destination XL Group [1]	75,000	366,000
Lazydays Holdings [1]	30,000	605,400
Shoe Carnival [3]	36,432	1,062,357
		12,542,570
Textiles, Apparel & Luxury Goods - 0.1%
YGM Trading	2,564,600	589,315
Total		48,522,335

Consumer Staples – 2.7%
Beverages - 0.4%
MGP Ingredients	20,000	1,711,800
Primo Water	26,791	381,772
		2,093,572
Food Products - 2.0%
CubicFarm Systems [1]	400,000	380,754
J G Boswell Company [4]	2,490	2,577,150
John B. Sanfilippo & Son [2,3]	7,900	659,176
Landec Corporation [1,2,3]	75,610	875,564
Seneca Foods Cl. A [1]	81,087	4,179,224
Seneca Foods Cl. B [1]	40,400	2,059,996
SunOpta [1]	50,000	251,000
		10,982,864
Personal Products - 0.1%
e.l.f. Beauty [1,2,3]	30,500	787,815
Tobacco - 0.2%
Turning Point Brands	24,800	843,448
Total		14,707,699

Energy – 8.2%
Energy Equipment & Services - 4.1%
Bristow Group [1,2,3]	177,900	6,596,532
Computer Modelling Group	594,875	2,550,518
North American Construction Group	50,000	722,000
Pason Systems	485,500	5,945,690
SEACOR Marine Holdings [1,3]	216,957	1,750,843
TerraVest Industries	237,800	4,783,962
		22,349,545
Oil, Gas & Consumable Fuels - 4.1%
Ardmore Shipping [1]	90,500	407,250
Brigham Minerals Cl. A	198,000	5,058,900
Dorchester Minerals L.P.	153,963	3,995,340
Dorian LPG	163,138	2,363,870
GeoPark	69,218	1,034,117
Imperial Petroleum [1]	28,708	41,626
Kimbell Royalty Partners L.P.	50,300	817,878
Navigator Holdings [1]	175,000	2,136,750
Northern Oil and Gas	34,200	964,098
Sabine Royalty Trust [3]	66,148	3,820,047
Spartan Delta [1]	118,100	925,793
StealthGas [1]	229,664	551,194
		22,116,863
Total		44,466,408

Financials – 12.6%
Banks - 1.3%
Chemung Financial	31,000	1,447,390
HBT Financial	46,300	841,734
Live Oak Bancshares [2,3]	30,900	1,572,501
Midway Investments [1,5]	735,647	0
Virginia National Bankshares	89,910	3,101,895
		6,963,520
Capital Markets - 9.1%
ASA Gold and Precious Metals	171,150	3,835,472
Barings BDC	215,300	2,226,202
Bolsa Mexicana de Valores	1,068,000	2,268,090
Donnelley Financial Solutions [1,3]	50,000	1,663,000
Fiera Capital Cl. A	78,000	651,378
GCM Grosvenor Cl. A	380,800	3,697,568
Manning & Napier Cl. A	136,600	1,244,426
Newtek Business Services	121,372	3,240,632
P10 Cl. A [1]	37,549	455,094
Silvercrest Asset Management Group Cl. A	224,100	4,582,845
Sprott	191,453	9,599,067
StoneX Group [1,2,3]	64,127	4,760,147
Tel Aviv Stock Exchange [4]	343,000	1,755,878
U.S. Global Investors Cl. A	439,454	2,285,161
Urbana Corporation	237,600	741,223
Value Line [2,3]	67,074	4,493,958
VNV Global [1,4]	100,000	530,909
Warsaw Stock Exchange [4]	52,900	513,270
Westaim Corporation (The) [1]	500,000	943,887
		49,488,207
Consumer Finance - 0.2%
EZCORP Cl. A [1,2,3]	201,000	1,214,040
Diversified Financial Services - 0.6%
ECN Capital	556,000	2,966,460
Waterloo Investment Holdings [1,5]	806,000	225,680
		3,192,140
Insurance - 1.2%
Hallmark Financial Services [1,3]	114,000	413,820
Trean Insurance Group [1]	394,065	1,848,165
Trupanion [1,3]	45,070	4,016,638
		6,278,623
Thrifts & Mortgage Finance - 0.2%
WSFS Financial	22,500	1,048,950
Total		68,185,480

Health Care – 13.5%
Biotechnology - 1.6%
Arcturus Therapeutics Holdings [1,2,3]	79,836	2,152,379
Avid Bioservices [1]	46,200	941,094
CareDx [1]	18,900	699,111
Catalyst Pharmaceuticals [1]	92,500	766,825
Larimar Therapeutics [1]	28,064	113,659
MeiraGTx Holdings [1]	114,400	1,584,440
Neoleukin Therapeutics [1]	145,397	273,346
Zealand Pharma [1,4]	153,015	2,337,583
		8,868,437

Health Care Equipment & Supplies - 7.0%
Apyx Medical [1]	35,800	233,774
Artivion [1]	15,200	324,976
AtriCure [1,3]	15,000	985,050
Atrion Corporation [3]	4,689	3,343,257
Bioventus Cl. A [1]	220,855	3,114,056
Chembio Diagnostics [1]	135,800	111,356
Cutera [1]	58,300	4,022,700
Mesa Laboratories [3]	54,680	13,936,838
OraSure Technologies [1,3]	50,000	339,000
OrthoPediatrics Corp. [1]	6,500	350,935
Profound Medical [1]	85,800	772,107
Semler Scientific [1,3]	22,400	1,110,144
Surmodics [1,3]	85,300	3,866,649
UFP Technologies [1,3]	36,445	2,411,566
Utah Medical Products	31,350	2,817,111
		37,739,519
Health Care Providers & Services - 2.0%
Cross Country Healthcare [1]	130,800	2,834,436
Great Elm Group [1]	682,245	1,234,863
Hims & Hers Health Cl. A [1,3]	200,000	1,066,000
Joint Corp. (The) [1]	65,484	2,317,479
National Research [3]	46,668	1,850,386
PetIQ Cl. A [1,2,3]	25,000	610,000
Sharps Compliance [1]	153,500	905,650
		10,818,814
Health Care Technology - 0.9%
Simulations Plus [2,3]	85,570	4,362,359
Tabula Rasa HealthCare [1,2,3]	38,400	221,184
		4,583,543
Life Sciences Tools & Services - 1.7%
Azenta [1,2,3]	34,000	2,817,920
Codexis [1]	19,300	397,966
Harvard Bioscience [1]	317,400	1,971,054
MaxCyte [1]	129,495	905,170
Quanterix Corporation [1]	111,700	3,260,523
		9,352,633
Pharmaceuticals - 0.3%
Knight Therapeutics [1]	187,000	780,818
Theravance Biopharma [1,2,3]	59,009	564,126
		1,344,944
Total		72,707,890

Industrials – 18.7%
Aerospace & Defense - 0.9%
Astronics Corporation [1]	56,929	736,092
Cadre Holdings	40,000	982,400
CPI Aerostructures [1]	189,700	559,615
Innovative Solutions and Support [1]	78,828	635,353
Park Aerospace	25,000	326,250
SIFCO Industries [1]	45,800	227,095
Triumph Group [1]	10,000	252,800
Virgin Galactic Holdings [1,2,3]	102,850	1,016,158
		4,735,763
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings [1]	10,000	863,700
Building Products - 1.1%
Burnham Holdings Cl. A [4]	117,000	1,621,620
CSW Industrials [3]	20,000	2,351,800
Insteel Industries [3]	44,200	1,634,958
Quanex Building Products	9,900	207,801
		5,816,179
Commercial Services & Supplies - 1.5%
Acme United [3]	25,000	843,750
Atento [1]	21,742	601,166
Civeo Corporation [1]	37,499	885,164
Heritage-Crystal Clean [1,3]	123,001	3,642,060
Team [1]	93,300	206,193
Vidler Water Resouces [1,2,3]	121,200	1,871,328
		8,049,661
Construction & Engineering - 3.3%
Ameresco Cl. A [1]	59,500	4,730,250
Construction Partners Cl. A [1]	84,900	2,222,682
Granite Construction	13,500	442,800
IES Holdings [1,2,3]	87,300	3,509,460
Infrastructure and Energy Alternatives [1]	275,100	3,259,935
Matrix Service [1,3]	8,200	67,404
Northwest Pipe [1,3]	65,100	1,656,795
NV5 Global [1]	13,400	1,786,220
		17,675,546
Electrical Equipment - 0.8%
American Superconductor [1]	104,225	793,152
Encore Wire [3]	3,307	377,230
LSI Industries	415,740	2,494,440
Powell Industries [3]	21,400	415,588
Power Solutions International [1,4]	21,100	66,043
		4,146,453
Machinery - 4.2%
CIRCOR International [1,3]	240,421	6,400,007
Graham Corporation [1,2,3]	149,850	1,155,344
H2O Innovation [1]	437,300	839,515
Hurco Companies [3]	36,866	1,162,016
L. B. Foster Company [1,3]	95,300	1,464,761
Lindsay Corporation [3]	41,600	6,531,616
Luxfer Holdings [3]	31,700	532,560
NN [1]	90,600	260,928
Shyft Group (The)	17,200	621,092
Titan International [1]	212,200	3,125,706
Wabash National	6,400	94,976
Westport Fuel Systems [1]	412,500	651,750
		22,840,271
Marine - 1.6%
Algoma Central	40,000	553,533
Clarkson [4]	58,600	2,828,947
Eagle Bulk Shipping [2,3]	81,428	5,546,061
		8,928,541
Professional Services - 1.6%
Acacia Research [1,2,3]	190,000	856,900
Barrett Business Services	2,600	201,422
Forrester Research [1]	81,900	4,620,798
Franklin Covey [1,3]	40,100	1,813,322
Resources Connection	59,300	1,016,402
Spire Global Cl. A [1]	50,000	105,000
		8,613,844
Road & Rail - 0.4%
Patriot Transportation Holding	55,764	444,997
Universal Logistics Holdings [3]	75,200	1,515,280
		1,960,277
Trading Companies & Distributors - 3.2%
BlueLinx Holdings [1]	5,300	380,964
EVI Industries [1,2,3]	267,409	4,971,133
Lawson Products [1]	36,500	1,406,710
Transcat [1,2,3]	133,574	10,838,195
		17,597,002
Total		101,227,237

Information Technology – 21.1%
Communications Equipment - 1.3%
Clearfield [1]	59,400	3,874,068
Digi International [1]	71,600	1,540,832
Genasys [1]	86,392	237,578
Ituran Location and Control	50,000	1,151,000
		6,803,478
Electronic Equipment, Instruments & Components - 6.2%
Bel Fuse Cl. A	67,705	1,421,805
Fabrinet [1]	2,200	231,286
FARO Technologies [1,3]	65,200	3,385,184
HollySys Automation Technologies	51,900	828,843
Luna Innovations [1]	394,778	3,043,738
nLIGHT [1,3]	383,014	6,641,463
Novanta [1]	3,400	483,786
PAR Technology [1]	268,924	10,848,394
PC Connection [3]	14,000	733,460
PowerFleet [1]	230,500	684,585
Richardson Electronics	316,900	3,942,236
Vishay Precision Group [1]	41,800	1,343,870
		33,588,650
IT Services - 0.6%
BigCommerce Holdings [1]	16,200	354,942
Cantaloupe [1,2,3]	90,500	612,685
Computer Task Group [1]	84,800	828,496
EVO Payments Cl. A [1]	8,600	198,574
Hackett Group (The) [3]	27,700	638,762
International Money Express [1]	20,000	412,200
Liberated Syndication [1,5]	66,000	219,780
		3,265,439
Semiconductors & Semiconductor Equipment - 8.9%
Aehr Test Systems [1]	38,800	394,208
Alpha & Omega Semiconductor [1,3]	17,900	978,235
Amtech Systems [1,2,3]	92,184	927,371
Axcelis Technologies [1]	5,400	407,862
AXT [1]	100,000	702,000
Camtek [1]	53,000	1,614,380
Cohu [1]	62,290	1,843,784
CyberOptics Corporation [1]	64,900	2,633,642
FormFactor [1]	22,869	961,184
Ichor Holdings [1]	25,700	915,434
Kulicke & Soffa Industries [3]	77,200	4,324,744
Magnachip Semiconductor [1]	39,900	674,709
Nova [1,2,3]	45,300	4,932,264
NVE Corporation	14,400	784,368
Onto Innovation [1]	127,550	11,082,820
PDF Solutions [1]	225,200	6,276,324
Photronics [1]	281,400	4,775,358
Sequans Communications ADR [1]	31,800	96,672
Ultra Clean Holdings [1,3]	65,000	2,755,350
Veeco Instruments [1]	32,600	886,394
		47,967,103
Software - 2.9%
Agilysys [1,2,3]	113,700	4,534,356
American Software Cl. A [2,3]	80,252	1,672,452
AudioEye [1]	50,000	340,500
ChannelAdvisor Corporation [1]	109,425	1,813,172
Digital Turbine [1]	62,800	2,751,268
Mitek Systems [1]	76,300	1,119,321
Model N [1]	25,000	672,500
OneSpan [1]	5,600	80,864
Optiva [1]	28,000	492,741
RealNetworks [1]	100,171	58,099
Upland Software [1]	110,556	1,946,891
WM Technology Cl. A. [1]	51,000	398,820
		15,880,984
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova [1]	114,600	1,738,482
Avid Technology [1,3]	36,100	1,258,807
Intevac [1]	539,400	2,885,790
TransAct Technologies [1]	40,900	288,754
		6,171,833
Total		113,677,487

Materials – 7.8%
Chemicals - 1.7%
Aspen Aerogels [1]	153,485	5,292,163
LSB Industries [1]	176,540	3,855,633
Rayonier Advanced Materials [1]	50,000	328,500
		9,476,296
Construction Materials - 0.2%
Monarch Cement [4]	8,150	1,075,800
Metals & Mining - 5.8%
Alamos Gold Cl. A	261,044	2,192,506
Altius Minerals	113,000	2,178,379
Ampco-Pittsburgh [1]	79,002	498,503
Haynes International [3]	84,400	3,595,440
Imdex [4]	569,466	1,149,147
MAG Silver [1]	154,050	2,490,988
Major Drilling Group International [1]	1,070,484	10,420,982
Newcrest Mining	26,859	540,768
Olympic Steel	35,000	1,346,100
Sandstorm Gold	810,000	6,544,800
Universal Stainless & Alloy Products [1,3]	33,620	291,822
		31,249,435
Paper & Forest Products - 0.1%
GreenFirst Forest Products [1]	226,800	361,022
Total		42,162,553

Real Estate – 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Postal Realty Trust Cl. A	114,000	1,917,480
Real Estate Management & Development - 2.0%
Altus Group	87,000	3,514,378
Dundee Corporation Cl. A [1]	413,200	485,865
Marcus & Millichap [3]	4,900	258,132
Real Matters [1]	229,500	976,635
RMR Group (The) Cl. A [3]	88,200	2,743,020
Tejon Ranch [1,3]	154,994	2,830,190
		10,808,220
Total		12,725,700

Utilities – 0.3%
Water Utilities - 0.3%
Global Water Resources	106,000	1,763,840
Total		1,763,840

TOTAL COMMON STOCKS
(Cost $377,483,468)		535,718,613

PREFERRED STOCK – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum 8.75% Series A	4,784	100,464
(Cost $71,808)		100,464

REPURCHASE AGREEMENT – 4.9%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $26,648,887 (collateralized

by obligations of various U.S. Government

Agencies, 4.25% due 11/15/40, valued at $27,181,965)

(Cost $26,648,887)		26,648,887

TOTAL INVESTMENTS – 104.1%
(Cost $404,204,163)		562,467,964

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.1)%		(22,321,504)

NET ASSETS – 100.0%		$540,146,460

  ADR – American Depository Receipt

[1]	Non-income producing.

[2]	At March 31, 2022, a portion of these securities were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund's revolving credit agreement in the aggregate amount of $19,756,763.

[3]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement at March 31, 2022. Total market value of pledged securities at March 31, 2022, was $47,260,585.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $404,550,024. At March 31, 2022, net unrealized appreciation for all securities was $157,917,940, consisting of aggregate gross unrealized appreciation of $213,815,730 and aggregate gross unrealized depreciation of $55,897,790. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”), under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$517,980,448	$17,292,705	$445,460	$535,718,613
Preferred Stock	100,464	–	–	100,464
Repurchase Agreement	–	26,648,887	–	26,648,887

Level 3 Reconciliation:

	Balance as of 12/31/21	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/22
Common Stocks	$313,992	$–	$129,279	$(5,085)	$265,832	$445,460

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2022 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2022, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of March 31, 2022, the Fund has outstanding borrowings of $22,000,000. During the three months ended March 31, 2022, the Fund borrowed an average daily balance of $22,000,000. As of March 31, 2022, the aggregate value of rehypothecated securities was $19,756,763.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).